Earnings per share	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Earnings per share
9. Earnings per share

Basic earnings per share is calculated by dividing the net income available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated by adjusting the weighted average number of common shares used for calculating basic earnings per share for the effects of all potentially dilutive shares. The following table shows the calculation of both the basic and diluted number of weighted average outstanding shares for the three and six months ended June 30, 2024 and 2023:

	Three months ended June 30, 2023	Three months ended June 30, 2024	Six months ended June 30, 2023	Six months ended June 30, 2024
Net Income attributable to stockholders of Navigator Holdings Ltd.(in thousands)	$26,606	$23,240	$45,392	$45,813
Basic weighted average number of shares:	73,745,894	72,458,773	74,847,093	72,834,272
Effect of dilutive potential share options:	583,268	424,360	474,533	485,877
Diluted weighted average number of shares	74,329,162	72,883,133	75,321,626	73,320,149
Earnings per share attributable to stockholders of Navigator Holdings Ltd.:
Basic earnings per share	$0.36	$0.32	$0.61	$0.63
Diluted earnings per share	$0.36	$0.32	$0.60	$0.62